Condensed Financial Information of the Parent Company - Schedule of Condensed Balance Sheets (Details) - Parent Company [Member] - CNY (¥) ¥ in Thousands		Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
ASSETS
Investment in subsidiaries		¥ 65,097	¥ 57,553	¥ 13,918
Total assets		65,097	57,553	13,918
LIABILITIES
Investment deficit in subsidiaries
Total liabilities
Shareholders’ equity
Additional paid-in capital		220,285	218,284	168,162
Accumulated deficit		(155,215)	(160,757)	(154,269)
Total shareholders’ equity		65,097	57,553	13,918
TOTAL LIABILITIES AND SHAREHOLDERS’ EQUITY		65,097	57,553	13,918
Class A Ordinary Shares
Shareholders’ equity
Ordinary shares value	[1]	4	4	4
Class B Ordinary Shares
Shareholders’ equity
Ordinary shares value	[1]	¥ 23	¥ 22	¥ 21

[1]	Ordinary shares and shares data are presented on a retroactive basis to reflect the reorganization (Note 1(b)) and the Share Subdivision and the Share Surrender implemented on July 15, 2024 (Note 13).